Trade payables and accruals	6 Months Ended
Jun. 30, 2026
Trade and other payables [abstract]
Trade payables and accruals

Note 16	Trade payables and accruals
Trade payables and accruals include the following:

in € thousand	June 30, 2026	December 31, 2025
Trade payables	10,919	9,074
Accrued expenses	11,988	15,466
TOTAL	22,907	24,540
Less non-current portion	—	—
CURRENT PORTION	22,907	24,540
The carrying amounts of trade and other payables are considered to be the same as their fair values, due to their short-term nature. All trade payables and accruals are current.